Other current liabilities	6 Months Ended
Jun. 30, 2026
Other Current Liabilities [Abstract]
Other current liabilities

12. Other current liabilities

Other current liabilities consist of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Salary accrual	3,234,948	1,185,467
Deposit	150,298	196,004
Payable for property, plant and equipment	18,459,526	11,042,256
Tax accrual	16,581,246	14,589,600
Customer refund liabilities	14,471,474	14,471,474
Others	1,405,634	4,784,531
Total	54,303,126	46,269,332